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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22213

AlphaMark Investment Trust
(Exact name of registrant as specified in charter)

810 Wright’s Summit Parkway, Suite 100 Ft. Wright, Kentucky	41011
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(859) 957-1803

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

AlphaMark Large Cap Growth Fund

A series of
AlphaMark Investment Trust

Semi-Annual Report

February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-866-420-3350 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-866-420-3350. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

ALPHAMARK LARGE CAP GROWTH FUND
PORTFOLIO INFORMATION
February 28, 2019 (Unaudited)

Sector Diversification (% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Mylan N.V.	4.5%
ON Semiconductor Corporation	4.2%
New York Community Bancorp, Inc.	4.0%
Ross Stores, Inc.	3.7%
Zebra Technologies Corporation - Class A	3.7%
Broadcom, Inc.	3.6%
Packaging Corporation of America	3.4%
Estée Lauder Companies, Inc. (The) - Class A	3.4%
Western Alliance Bancorporation	3.3%
Total System Services, Inc.	3.3%

ALPHAMARK LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS February 28, 2019 (Unaudited)
Common Stocks — 98.2%	Shares	Value
Communication Services — 4.8%
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	9,912	$564,191

Wireless Telecommunication Services — 2.5%
T-Mobile US, Inc. *	8,695	627,866

Consumer Discretionary — 12.0%
Auto Components — 2.6%
Lear Corporation	4,238	644,473

Hotels, Restaurants & Leisure — 3.1%
Marriott International, Inc. - Class A	6,037	756,255

Specialty Retail — 3.7%
Ross Stores, Inc.	9,791	928,480

Textiles, Apparel & Luxury Goods — 2.6%
PVH Corporation	5,537	635,869

Consumer Staples — 5.6%
Food Products — 2.2%
Archer-Daniels-Midland Company	12,834	545,445

Personal Products — 3.4%
Estée Lauder Companies, Inc. (The) - Class A	5,287	829,742

Energy — 5.5%
Oil, Gas & Consumable Fuels — 5.5%
EOG Resources, Inc.	6,758	635,252
Marathon Petroleum Corporation	11,614	720,184
		1,355,436
Financials — 16.1%
Banks — 6.3%
Fifth Third Bancorp	26,532	731,753
Western Alliance Bancorporation *	17,700	818,979
		1,550,732
Capital Markets — 5.8%
Goldman Sachs Group, Inc. (The)	3,327	654,421
Intercontinental Exchange, Inc.	10,086	778,135
		1,432,556

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
Common Stocks — 98.2% (Continued)	Shares	Value
Financials — 16.1% (Continued)
Thrifts & Mortgage Finance — 4.0%
New York Community Bancorp, Inc.	79,385	$993,106

Health Care — 14.9%
Biotechnology — 6.0%
Celgene Corporation *	8,000	664,960
United Therapeutics Corporation *	6,350	801,942
		1,466,902
Health Care Providers & Services — 2.3%
WellCare Health Plans, Inc. *	2,250	570,555

Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.	2,006	520,697

Pharmaceuticals — 4.5%
Mylan N.V. *	41,932	1,106,585

Industrials — 6.8%
Aerospace & Defense — 2.5%
General Dynamics Corporation	3,570	607,685

Airlines — 1.4%
Alaska Air Group, Inc.	5,564	343,299

Commercial Services & Supplies — 2.9%
Waste Management, Inc.	7,130	721,913

Information Technology — 25.4%
Communications Equipment — 3.3%
Arista Networks, Inc. *	2,850	812,962

Electronic Equipment, Instruments & Components — 6.5%
Amphenol Corporation - Class A	7,292	685,229
Zebra Technologies Corporation - Class A *	4,560	914,326
		1,599,555
IT Services — 4.8%
Leidos Holdings, Inc.	5,768	372,555
Total System Services, Inc.	8,636	815,239
		1,187,794

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
Common Stocks — 98.2% (Continued)	Shares	Value
Information Technology — 25.4% (Continued)
Semiconductors & Semiconductor Equipment — 10.8%
Broadcom, Inc.	3,251	$895,195
KLA-Tencor Corporation	6,431	742,716
ON Semiconductor Corporation *	48,320	1,037,914
		2,675,825
Materials — 7.1%
Chemicals — 3.7%
Celanese Corporation	4,640	474,626
Eastman Chemical Company	5,183	428,582
		903,208
Containers & Packaging — 3.4%
Packaging Corporation of America	8,840	845,015

Total Common Stocks (Cost $19,619,504)		$24,226,146

Money Market Funds — 1.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.29% (a) (Cost $393,805)	393,805	$393,805

Total Investments at Value — 99.8% (Cost $20,013,309)		$24,619,951

Other Assets in Excess of Liabilities — 0.2%		44,559

Total Net Assets — 100.0%		$24,664,510

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 28, 2019.

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND STATEMENT OF ASSETS AND LIABILITIES February 28, 2019 (Unaudited)
ASSETS
Investments in securities:
At cost	$20,013,309
At value (Note 2)	$24,619,951
Receivable for investment securities sold	90,459
Dividends receivable	29,616
Other assets	29,854
TOTAL ASSETS	24,769,880

LIABILITIES
Payable for capital shares redeemed	650
Payable for investment securities purchased	89,499
Accrued advisory fees (Note 4)	4,341
Payable to administrator (Note 4)	6,000
Other accrued expenses	4,880
TOTAL LIABILITIES	105,370

NET ASSETS	$24,664,510

Net Assets consist of:
Paid-in capital	$20,646,871
Accumulated earnings	4,017,639
NET ASSETS	$24,664,510

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,914,783

Net asset value, offering price and redemption price per share (Note 2)	$12.88

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2019 (Unaudited)
INVESTMENT INCOME
Dividend income	$192,072

EXPENSES
Investment advisory fees (Note 4)	122,121
Administration fees (Note 4)	36,000
Distribution fees (Note 5)	27,620
Professional fees	17,852
Registration and filing fees	11,601
Insurance expense	9,257
Custody and bank service fees	5,547
Printing of shareholder reports	3,995
Trustees' fees (Note 4)	3,500
Compliance service fees (Note 4)	3,000
Postage and supplies	1,453
Other fees	4,002
TOTAL EXPENSES	245,948
Fee reductions by the Advisor (Note 4)	(62,767)
NET EXPENSES	183,181

NET INVESTMENT INCOME	8,891

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investment transactions	481,102
Net change in unrealized appreciation (depreciation) on investments	(2,373,253)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,892,151)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,883,260)

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018 (a)
FROM OPERATIONS
Net investment income	$8,891	$19,497
Net realized gains from investment transactions	481,102	2,937,429
Net change in unrealized appreciation (depreciation) on investments	(2,373,253)	915,040
Net increase (decrease) in net assets from operations	(1,883,260)	3,871,966

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,787,636)	(1,384,774)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,330,188	5,616,490
Net asset value of shares issued in reinvestment of distributions to shareholders	3,787,636	1,384,774
Proceeds from redemption fees collected (Note 2)	164	160
Payments for shares redeemed	(3,146,822)	(4,229,784)
Net increase in net assets from capital share transactions	2,971,166	2,771,640

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,699,730)	5,258,832

NET ASSETS
Beginning of period	27,364,240	22,105,408
End of period	$24,664,510	$27,364,240

CAPITAL SHARE ACTIVITY
Shares sold	187,072	340,058
Shares reinvested	332,833	85,112
Shares redeemed	(245,368)	(256,645)
Net increase in shares outstanding	274,538	168,525
Shares outstanding at beginning of period	1,640,246	1,471,721
Shares outstanding at end of period	1,914,783	1,640,246

(a)

The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended August 31, 2018, distributions to shareholders consisted of $53,986 and $1,330,788 of net investment income and net realized gains, respectively. Accumulated net investment income as of August 31, 2018 was $19,447.

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND FINANCIAL HIGHLIGHTS Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014
Net asset value at beginning of period	$16.68		$15.02	$14.01		$14.99	$17.82		$14.98

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.01	0.04		0.01	(0.02)		0.01
Net realized and unrealized gains (losses) on investments	(1.42)		2.60	2.04		1.33	(0.73)		4.24
Total from investment operations	(1.41)		2.61	2.08		1.34	(0.75)		4.25

Less distributions:
From net investment income	(0.02)		(0.04)	(0.00	)(a)	(0.01)	(0.00	)(a)	—
From net realized gains from investment transactions	(2.37)		(0.91)	(1.07)		(2.31)	(2.08)		(1.41)
Total distributions	(2.39)		(0.95)	(1.07)		(2.32)	(2.08)		(1.41)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	—		0.00 (a)	0.00	(a)	0.00 (a)

Net asset value at end of period	$12.88		$16.68	$15.02		$14.01	$14.99		$17.82

Total return (b)	(6.61	%)(c)	17.51%	15.78%		10.44%	(4.82%)		29.59%

Net assets at end of period (000)	$24,665		$27,364	$22,105		$22,940	$22,659		$23,591

Ratio of total expenses to average net assets	2.02	%(d)	1.97%	1.94%		1.98%	1.88%		1.94%

Ratio of net expenses to average net assets (e)	1.50	%(d)	1.50%	1.50%		1.50%	1.50%		1.50%

Ratio of net investment income (loss) to average net assets (e)	0.07	%(d)	0.08%	0.23%		0.09%	(0.13%)		0.04%

Portfolio turnover rate	38	%(c)	54%	17%		59%	43%		30%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions (Note 4).

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited)

1. Organization

AlphaMark Large Cap Growth Fund (the “Fund”) is a no-load, diversified series of AlphaMark Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008.

The investment objective of the Fund is long-term growth of capital.

2. Significant Accounting Policies

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with GAAP. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

New accounting pronouncement – In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Securities valuation – The Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities, including common stocks, which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available,

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

otherwise, at the mean of the closing bid and ask prices. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,226,146	$—	$—	$24,226,146
Money Market Funds	393,805	—	—	393,805
Total	$24,619,951	$—	$—	$24,619,951

See the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2019.

Share valuation – The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the NAV per share, except that shares of the Fund are subject to a redemption fee of 1.5%, payable to the Fund, if redeemed within sixty days of the date of purchase. During the periods ended February 28, 2019 and August 31, 2018, proceeds from redemption fees totaled $164 and $160, respectively.

Investment transactions and investment income – Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis, which compares the identified cost of the security lot sold with the net sales proceeds. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to shareholders – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid to shareholders of the Fund during the periods ended February 28, 2019 and August 31, 2018 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
2/29/2019	$134,461	$3,653,175	$3,787,636
8/31/2018	$253,399	$1,131,375	$1,384,774

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of February 28, 2019:

Cost of portfolio investments	$20,422,953
Gross unrealized appreciation	$5,481,019
Gross unrealized depreciation	(1,284,021)
Net unrealized appreciation	4,196,998
Accumulated ordinary income	1,319
Other losses	(180,678)
Total accumulated earnings	$4,017,639

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Fund’s current and open tax years (generally three years).

During the six months ended February 28, 2019, the Fund did not incur any taxes, interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

Cost of purchases of investment securities	$9,297,620
Proceeds from sales of investment securities	$9,612,250

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Fund, is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC, the Fund’s principal underwriter and an affiliate of Ultimus.

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Effective January 1, 2019, each Trustee who is not an interested person of the Trust receives an annual retainer of $3,000 and a fee of $500 for each Board meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings, if any. Prior to January 1, 2019, each Trustee who was not an interested person of the Trust received an annual retainer of $2,000 and a fee of $500 for each Board meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings, if any.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor. The Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT

Under the terms of an Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. The Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

The Advisor has contractually agreed, until at least December 31, 2019, to reduce its investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to limit the Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 1.50% of its average daily net assets. Pursuant to this agreement, the Advisor reduced its fees of $122,121 by $62,767 during the six months ended February 28, 2019. Any fee reductions by the Advisor are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the 1.50% expense limit and provided further that any repayment occurs within three years of the fee reductions and expense reimbursements which are the subject

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

of the repayment. As of February 28, 2019, the Advisor may in the future recover fee reductions totaling $333,501. The Advisor may recover these amounts no later than the dates stated below:

August 31, 2019	$48,157
August 31, 2020	103,076
August 31, 2021	119,501
February 28, 2022	62,767
$333,501

OTHER SERVICE PROVIDER

Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the terms of the master agreement for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

5. Distribution Plan

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows the Fund to incur expenses related to the distribution of its shares. The annual fees payable under the Plan may not exceed an amount equal to 0.25% of the Fund’s average daily net assets. During the six months ended February 28, 2019, the total expenses incurred pursuant to the Plan were $27,620.

6. Principal Owner of Fund Shares

As of February 28, 2019, Charles Schwab & Co., Inc., for the benefit of its customers, owned of record 96% of the outstanding shares of the Fund. A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a significant effect on matters presented at a shareholder’s meeting.

7. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of February 28, 2019, the Fund had 25.4% of the value of its net assets invested in stocks within the Information Technology sector.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

ALPHAMARK LARGE CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. These ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2018) and held until the end of the period (February 28, 2019).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads. However, a redemption fee of 1.5% is applied on the sale of shares redeemed within sixty days of the date of purchase. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

ALPHAMARK LARGE CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 933.90	$7.19
Based on Hypothetical 5% Return	$1,000.00	$ 1,017.36	$7.50

*

Expenses are equal to the Fund’s annualized net expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ALPHAMARK LARGE CAP GROWTH FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-420-3350. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov.

Rev. October 2010 Privacy Notice
FACTS	WHAT DOES THE ALPHAMARK INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the AlphaMark Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the AlphaMark Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-420-3350

Who we are
Who is providing this notice?	AlphaMark Investment Trust AlphaMark Advisors, LLC (Advisor) Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the AlphaMark Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the AlphaMark Investment Trust collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tells us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ AlphaMark Advisors, LLC, the investment advisor to the AlphaMark Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The AlphaMark Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The AlphaMark Investment Trust does not jointly market.

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ALPHAMARK INVESTMENT TRUST

Investment Advisor

AlphaMark Advisors, LLC
810 Wright’s Summit Parkway, Suite 100
Fort Wright, Kentucky 41011

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-866-420-3350

Legal Counsel

Thompson Hine LLP
312 Walnut Street, 14th floor
Cincinnati, Ohio 45202

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Board of Trustees

John W. Hopper, Jr., Chairman
T. Brian Brockhoff
Michael L. Simon

Officers

Michael L. Simon, President
Christian A. Lucas, Vice President
Robert G. Dorsey, Vice President
Theresa M. Bridge, Treasurer
Benjamin V. Mollozzi, Secretary
Anne M. Haggerty, Chief Compliance Officer

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	April 25, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	April 25, 2019

*	Print the name and title of each signing officer under his or her signature.